Inventories (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Inventories
Products	¥ 1,114,233		¥ 1,042,131
Packing materials and others	3,206		2,985
Inventories, net	1,117,439		1,045,116		$ 153,089
Inventories write-downs	150,752	$ 20,653	152,904	¥ 161,596
Cost of products
Inventories
Inventories write-downs	¥ 150,752		¥ 152,904	¥ 161,596